Partners' Capital	6 Months Ended
Jun. 30, 2019
Partners' Capital [Abstract]
Partners' Capital

NOTE 14: PARTNERS’ CAPITAL

Navios Containers L.P.

Common units represent limited partnership interests in the Company. The holders of common units are entitled to participate pro rata in distributions from the Company and to exercise the rights or privileges that are available to common unit holders under the Company’s partnership agreement. The common unit holders have limited voting rights. The vote of the holders of at least 75% of all outstanding common units is required to remove the general partner.

Navios Containers Inc.

On March 13, 2018, Navios Containers Inc. closed a follow-on private placement and issued 5,454,546 common shares at a subscription price of $5.50 per share, resulting in gross proceeds of $30,000. Navios Partners invested $14,460 and received 2,629,095 common shares and Navios Holdings invested $500 and received 90,909 common shares. Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the newly issued equity, respectively, at an exercise price of $5.50 per share.

On November 30, 2018, Navios Containers Inc. converted the issued shares of common stock to common units (see Note 1).

In March 2019, the Board of Directors authorized a unit repurchase program for up to $10,000 of the Company’s common units over a one-year period. Common unit repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program will be determined by Company’s management based upon market conditions and other factors. Repurchases may be made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. The program does not require any minimum repurchase or any specific number of units of common equity and may be suspended or reinstated at any time in the Company’s discretion and without notice. The Board of Directors will review the program periodically.  As of June 30, 2019, no unit repurchases have been concluded.

Following the private placement and the conversion described above, the Company had a total of 34,603,100 common units outstanding as of June 30, 2019. Upon the conversion of Navios Maritime Containers Inc. to a limited partnership all of the warrants described above issued to Navios Partners and Navios Holdings expired.